RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial instruments disclosures narrative (Details) € in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Gains (losses) related to derivative contracts reclassified from OCI to revenues	$ 94	$ 119	$ (146)
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	4	48	(37)
Hedge ineffectiveness gain (loss)	(3)	1	(18)
Reclassification adjustments for amounts recognized in net income	94	119	(146)
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	18	37	41
Carrying value	1,070	1,029		$ 92	$ 105	€ 1,001	$ 196	$ 124	€ 1,204
Reclassification adjustments for amounts recognized in net income	$ 9	$ (3)	(2)
Derivative, average fixed interest rates	2.90%	2.90%		2.90%	2.90%	2.90%	2.90%	2.90%	2.90%
Change in hedge ineffectiveness gain (loss)	$ 1	$ 0	1
Interest rate swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	2,431	3,052
Interest rate swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	163	499
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	0	0	$ 0
Foreign exchange swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	2,962	3,769
Foreign exchange swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 528	$ 363